Share-Based Payment - Summary of Detailed Information About Number of Share Granted and Weighted Average Exercise Prices (Detail) - SEBIRs/RSU [member] shares in Thousands	12 Months Ended
	Dec. 31, 2022 shares € / shares	Dec. 31, 2021 shares € / shares
Disclosure of detailed information about Number Of Share Granted And weighted Average Exercise Prices [Line Items]
Beginning balance | € / shares	€ 1.5	€ 1.1
Granted | € / shares	0	2.04
Ending balance | € / shares	€ 1.5	€ 1.5
Beginning balance | shares	8,008	4,591
Granted | shares	0	3,417
Ending balance | shares	8,008	8,008